Subordinated Debt	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Subordinated Debt

13. Subordinated Debt
The following obligations are included in Subordinated debt as at December 31, and qualify as capital for Canadian regulatory purposes:

	Interest rate	Earliest par call date(1)		Maturity	2025	2024
Sun Life Assurance:
Issued May 15, 1998(2)	6.30%	n/a		2028	$150	$150
Sun Life Financial Inc.:
Issued May 29, 2007(3)	5.40%	May 29, 2037	(4)	2042	399	399
Issued May 8, 2020(5)	2.58%	May 10, 2027		2032	999	998
Issued October 1, 2020(6)	2.06%	October 1, 2030		2035	747	747
Issued November 18, 2021(7)	2.46%	November 18, 2026		2031	499	499
Issued November 18, 2021(8)	2.80%	November 21, 2028		2033	998	997
Issued November 18, 2021(9)	3.15%	November 18, 2031		2036	498	498
Issued August 10, 2022(10)	4.78%	August 10, 2029		2034	648	648
Issued July 4, 2023(11)	5.50%	July 4, 2030		2035	498	497
Issued May 15, 2024(12)	5.12%	May 15, 2031		2036	747	746
Issued September 11, 2025(13)	4.14%	September 13, 2032		2037	994	—
Issued December 3, 2025(14)	4.56%	December 3, 2035		2040	994	—
Total subordinated debt					$8,171	$6,179
Fair value					$8,259	$6,179
(1)    Subject to regulatory approval all obligations are redeemable 5-years after issuance date. From the date noted, the redemption price is par and redemption may only occur on a scheduled interest payment date.
(2)    6.30% Debentures, Series 2, due 2028, issued by The Mutual Life Assurance Company of Canada, which subsequently changed its name to Clarica Life Insurance Company ("Clarica") and was amalgamated with Sun Life Assurance. These debentures are redeemable at any time. Prior to May 15, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.16%.
(3)    Series 2007-1 Subordinated Unsecured 5.40% Fixed/Floating Debentures due 2042. From May 29, 2037, interest is payable at 1.00% over Canadian Dollar Offered Rate ("CDOR"), subject to any necessary action to reflect the replacement of CDOR.
(4)    For redemption of the 2007 debentures prior to the date noted, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.250%.
(5)    Series 2020-1 Subordinated Unsecured 2.58% Fixed/Floating Debentures due 2032. From May 10, 2027, interest is payable at 1.66% over CDOR, subject to transition to an alternative benchmark rate due to the interest rate benchmark reform. Between May 10, 2025 and May 10, 2027, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.515%.
(6)    Series 2020-2 Subordinated Unsecured 2.06% Fixed/Floating Debentures due 2035. From October 1, 2030, interest is payable at 1.03% over CDOR, subject to transition to an alternative benchmark rate due to the interest rate benchmark reform. Between October 1, 2025 and October 1, 2030, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.380%.
(7)    Series 2021-1 Subordinated Unsecured 2.46% Fixed/Floating Debentures due 2031. From November 18, 2026, interest is payable at 0.44% over CDOR, subject to transition to an alternative benchmark rate due to the interest rate benchmark reform.
(8)    Series 2021-2 Subordinated Unsecured 2.80% Fixed/Floating Debentures due 2033. From November 21, 2028, interest is payable at 0.69% over CDOR, subject to transition to an alternative benchmark rate due to the interest rate benchmark reform. Between November 21, 2026 and November 21, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.285%.
(9)    Series 2021-3 Subordinated Unsecured 3.15% Fixed/Floating Debentures due 2036. From November 18, 2031, interest is payable at 0.91% over CDOR, subject to transition to an alternative benchmark rate due to the interest rate benchmark reform. Between November 18, 2026 and November 18, 2031, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.335%.
(10)    Series 2022-1 Subordinated Unsecured 4.78% Fixed/Floating Debentures due 2034. From August 10, 2029, interest is payable at 1.96% over the Canadian Overnight Repo Rate Average ("CORRA"). Between August 10, 2027 and August 10, 2029, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.520%.
(11)    Series 2023-1 Subordinated Unsecured 5.50% Fixed/Floating Debentures due 2035. From July 4, 2030, interest is payable at 1.93% over the CORRA. Between July 4, 2028 and July 4, 2030, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.525%.
(12)    Series 2024-1 Subordinated Unsecured 5.12% Fixed/Floating Debentures due 2036. From May 15, 2031, interest is payable at 1.46% over the CORRA. Between May 15, 2029 and May 15, 2031, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.355%.
(13) Series 2025-1 Subordinated Unsecured 4.14% Fixed/Floating Debentures due 2037. From September 13, 2032, interest is payable at 1.42% over the CORRA. Between September 13, 2030 and September 13, 2032, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.285%.
(14) Series 2025-2 Subordinated Unsecured 4.56% Fixed/Floating Debentures due 2040. From December 3, 2035, interest is payable at 1.57% over the CORRA. Between December 3, 2030 and December 3, 2035, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.325%.

Fair value is determined based on quoted market prices for identical or similar instruments. When quoted market prices are not available, fair value is determined from observable market data by dealers that are typically the market makers. The fair value is categorized in Level 2 of the fair value hierarchy.

Interest expense on subordinated debt was $242 and $223 for 2025 and 2024, respectively.